SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Contingent consideration	$ 12,098,475	$ 12,098,475	$ 12,179,476
Total	12,098,475	12,098,475
Harper & Jones, LLC
Liabilities:
Contingent consideration	1,400,000	1,400,000	4,244,460
Bailey LLC
Liabilities:
Contingent consideration	10,698,475	10,698,475	7,935,016
Level 3
Liabilities:
Contingent consideration	12,098,475	12,098,475	$ 12,179,476
Total	$ 12,098,475	$ 12,098,475